Note 6 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
	2014	2013
Leased property under capital leases	$10,285	$10,116
Less accumulated amortization	(3,867)	(3,397)
Leased property under capital leases, net	$6,418	$6,719